DISCONTINUED OPERATIONS (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows provided by operating activities:
Net Income	$ 2,754,173	$ 2,954,947	$ 2,608,898
Cash flows used in financing activities:
Cash at the beginning of the year	16,216,907
Cash at the end of the year	$ 15,523,123	16,216,907
Discontinued operations [member]
Cash flows provided by operating activities:
Net Income			22,508
Total net income adjustments			308,945
Net changes of assets and liabilities			(243,153)
Net cash provided by operating activities			88,300
Cash flows provided by (used in) investing activities:
Net cash provided by (used in) investing activities			12,259
Cash flows used in financing activities:
Net cash used in financing activities			(42,823)
Net increased in cash			57,736
Cash at the beginning of the year		$ 207,961	150,225
Cash at the end of the year			$ 207,961